Vessel Revenue, net and Voyage Expenses, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Accounts receivable trade, net	$ 551	$ 779
Deferred revenue	216	1,027
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade, net	0	2
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade, net	$ 551	$ 777